Available-For-Sale And Held-To-Maturity Securities (Schedule Of Amortized Cost And Fair Values Of Debt Securities By Contractual Maturity) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Schedule Of Debt Securities At Amortized Cost And Fair Value Basis [Line Items]
Available-for-sale Securities, debt maturities, Amortized Cost		$ 3,777,458
Available-for-sale Securities, debt maturities, within one year, Fair Value	[1]	184,021
Available-for-sale Securities, debt maturities, after five through ten years, fair value	[1]	978,587
Availably-for-sale Securities, debt maturities, after ten years, Fair Value	[1]	2,065,075
Available-for-sale Securities, debt maturities, Fair Value	[1]	3,773,508
Held-to-maturity Securities, debt maturities, within one year, Amortized Cost		40,011
Held-to-maturity Securities, debt maturities, after five through ten years, Amortized Cost		547,555
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		3,051,561
Held-to-maturity Securities, Amortized cost	[2]	3,698,098	$ 3,038,405
Held-to-maturity Securities, debt maturities, Fair Value	[2]	3,710,478	$ 3,040,554
Excluding Mortgage Backed Securities [Member]
Schedule Of Debt Securities At Amortized Cost And Fair Value Basis [Line Items]
Available-for-sale Securities, debt maturities, within one year, Amortized Cost		184,101
Available-for-sale Securities, debt maturities, after one year through three years, Amortized Cost		229,680
Available-for-sale Securities, debt maturities, after three year through five years, Amortized Cost		318,964
Available-for-sale Securities, debt maturities, after five through ten years, Amortized Cost		920,147
Availably-for-sale Securities, debt maturities, after ten years, Amortized Cost		1,739,041
Available-for-sale Securities, debt maturities, within one year, Fair Value		184,021
Available-for-sale Securities, debt maturities, after one year through three years, Fair Value		229,627
Available-for-sale Securities, debt maturities, after three year through five years, Fair Value		316,198
Available-for-sale Securities, debt maturities, after five through ten years, fair value		922,763
Availably-for-sale Securities, debt maturities, after ten years, Fair Value		1,741,313
Held-to-maturity Securities, debt maturities, within one year, Amortized Cost		40,011
Held-to-maturity Securities, debt maturities, after five through ten years, Amortized Cost		403,840
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,860,443
Held-to-maturity Securities, debt maturities, within one year, Fair Value		40,001
Held-to-maturity Securities, debt maturities, after five through ten years, Fair Value		405,319
Held-to-maturity Securities, debt maturities, after ten years, Fair Value		1,872,628
Mortgage Backed Securities [Member]
Schedule Of Debt Securities At Amortized Cost And Fair Value Basis [Line Items]
Available-for-sale Securities, debt maturities, after five through ten years, Amortized Cost		58,263
Availably-for-sale Securities, debt maturities, after ten years, Amortized Cost		327,262
Available-for-sale Securities, debt maturities, after five through ten years, fair value		55,824
Availably-for-sale Securities, debt maturities, after ten years, Fair Value		323,762
Held-to-maturity Securities, debt maturities, after three year through five years, Amortized Cost		58,971
Held-to-maturity Securities, debt maturities, after five through ten years, Amortized Cost		143,715
Held-to-maturity Securities, debt maturities, after ten years, Amortized Cost		1,191,118
Held-to-maturity Securities, debt maturities, after three year through five years, Fair Value		60,284
Held-to-maturity Securities, debt maturities, after five through ten years, Fair Value		141,770
Held-to-maturity Securities, debt maturities, after ten years, Fair Value		$ 1,190,476

[1]	Due to the immaterial amount of income recognized on tax-exempt securities, yields were not calculated on a tax-equivalent basis.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.